SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	May 17, 2021	Feb. 28, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt conversion, debt instrument, shares	58,151,174		1,747,064,356	1,948,265,842	3,334,494,813
Debt conversion, debt instrument, amount	$ 962,680			$ 56,466	$ 411,309
Conversion price	$ 0.014
Series A Convertible Preferred Stock [Member]
Proceeds from convertible notes	$ 743,269
Stock price per share	$ 1.20
Convertible Note Agreement [Member]
Debt conversion, debt instrument, amount		$ 150,000
Conversion price		$ .0171
Convertible Note Agreement [Member] | Accredited investor [Member]
Proceeds from convertible notes		$ 165,000
Interest rate		8.00%
Maturity date		November 16, 2021